Equipment, Furniture And Leasehold Improvements (Tables)	12 Months Ended
Dec. 31, 2016
Equipment, Furniture And Leasehold Improvements [Abstract]
Schedule Of Equipment, Furniture And Leasehold Improvements

	December 31,
	2016	2015
Computer hardware and software	$1,471	$1,440
Lab and factory equipment	16,369	15,868
Furniture, fixtures and office equipment	344	344
Assets under capital leases	66	66
Construction in progress	1,180	277
Leasehold improvements	473	473
Total equipment, furniture and leasehold improvements	19,903	18,468
Less: accumulated depreciation	(10,923)	(9,337)
Equipment, furniture and leasehold improvements, net	$8,980	$9,131